Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets as of December 31, 2021 and 2020 are summarized below.

	December 31,
	2021	2020

Net operating loss carryforwards - Foreign	$18,580,000	$1,879,000
Net operating loss carryforwards - U.S.	2,316,000	421,000
	20,896,000	2,300,000
Valuation allowance	(20,896,000)	(2,300,000)
Net deferred tax assets	$–	$–

In assessing the potential realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the Company attaining future taxable income during the periods in which those temporary differences become deductible. As of December 31, 2021 and 2020, management was unable to determine if it is more likely than not that the Company’s deferred tax assets will be realized and has therefore recorded an appropriate valuation allowance against deferred tax assets at such dates.

No U.S. federal tax provision has been provided for Gaming US for the years ended December 31, 2021 and 2020 due to the losses incurred during such periods.

The reconciliation below presents the difference between the income tax rate computed by applying the U.S. federal statutory rate and the effective tax rate for the years ended December 31, 2021 and 2020.

	Years Ended December 31,
	2021	2020

U. S. federal statutory tax rate	(21.0)%	(21.0)%
Difference between U.S. and U.K. tax rates	2.0%	2.0%
Change in valuation allowance	19.0%	19.0%
Effective tax rate	0.0%	0.0%

The Company's United Kingdom subsidiary is subject to the income tax laws of the United Kingdom. The corporate tax rate in the United Kingdom is 19% on income reported in its statutory financial statements, after appropriate tax adjustments, for the fiscal years commencing April 1, 2017, 2018, 2019, and 2020 and 18% for the fiscal year commencing April 1, 2020.

At December 31, 2021, the Company has available net operating loss carryforwards for U.S. federal and United Kingdom corporate income tax purposes of approximately $6,995,000 and $4,228,000, respectively. U.S. federal net operating losses, if not utilized earlier, expire through 2039. United Kingdom net operating losses may be carried over indefinitely.